Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	$ 2,503,738	$ 2,059	$ 1,894,000
Charge-offs	(95,903)	(211)	65,000
Recoveries	21,616	55,862	10,108
Provision (credit) for loan losses	(248,000)	600,000	220,000
Allowance for loan losses, Ending balance	2,181,451	2,503,738	2,059
Loans individually evaluated for impairment	642,000	836,000	256,000
Loans collectively evaluated for impairment	1,539,000	1,668,000	1,803,000
Commercial and Other Loans [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance		212,000	203,000
Charge-offs		(8,000)	14,000
Recoveries		2,000
Provision (credit) for loan losses		(27,000)	23,000
Allowance for loan losses, Ending balance	179,000	179,000	212,000
Loans individually evaluated for impairment	23,000	7,000
Loans collectively evaluated for impairment	156,000	172,000	212,000
Commercial Real Estate [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	2,082,000	1,511,000	1,345,000
Charge-offs	(87,000)	(156,000)
Recoveries	15,000	45,000
Provision (credit) for loan losses	(248,000)	682,000	166,000
Allowance for loan losses, Ending balance	1,762,000	2,082,000	1,511,000
Loans individually evaluated for impairment	619,000	829,000	256,000
Loans collectively evaluated for impairment	1,143,000	1,253,000	1,255,000
Consumer Real Estate [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance		272,000	267,000
Charge-offs		(28,000)
Provision (credit) for loan losses		(51,000)	5,000
Allowance for loan losses, Ending balance	193,000	193,000	272,000
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	193,000	193,000	272,000
Consumer [Member]
Allowance for Loan Losses:
Allowance for loan losses, Beginning balance	50,000	64,000	79,000
Charge-offs	(9,000)	(19,000)	51,000
Recoveries	6,000	9,000	10,000
Provision (credit) for loan losses		(4,000)	26,000
Allowance for loan losses, Ending balance	47,000	50,000	64,000
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	$ 47,000	$ 50,000	$ 64,000